Retail | Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Growth Index Fund
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard Mid-Cap Growth Index Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard Mid-Cap Growth Index Fund	Investor Shares	Admiral Shares
Management Fees	0.16%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.08%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard Mid-Cap Growth Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	20	64	113	255
Admiral Shares	8	26	45	103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Growth Index, a broadly diversified index of growth stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Mid-Cap Growth Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.99% (quarter ended September 30, 2009), and the lowest return for a quarter was –27.33% (quarter ended December 31, 2008).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Retail - Vanguard Mid-Cap Growth Index Fund - Investor Shares		1 Year	5 Years	Since Inception	Inception Date
Before Taxes		(1.13%)	10.50%	8.00%	Aug. 24, 2006
Return After Taxes on Distributions		(1.32%)	10.36%	7.90%	Aug. 24, 2006
Return After Taxes on Distributions and Sale of Fund Shares		(0.54%)	8.34%	6.50%	Aug. 24, 2006
MSCI US Mid Cap Growth Index	[1]	(0.06%)	12.02%	8.87%	Aug. 24, 2006
Spliced Mid Cap Growth Index	[1]	(0.93%)	10.69%	8.18%	Aug. 24, 2006
CRSP US Mid Cap Growth Index	[1]	(0.93%)			Aug. 24, 2006
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Average Annual Total Returns - Retail - Vanguard Mid-Cap Growth Index Fund - Admiral Shares		1 Year	Since Inception	Inception Date
Before Taxes		(0.98%)	14.42%	Sep. 27, 2011
MSCI US Mid Cap Growth Index	[1]	(0.06%)	16.07%	Sep. 27, 2011
Spliced Mid Cap Growth Index	[1]	(0.93%)	14.46%	Sep. 27, 2011
CRSP US Mid Cap Growth Index	[1]	(0.93%)		Sep. 27, 2011
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.